Loss per share (Tables)	12 Months Ended
Dec. 31, 2024
Earnings per share [abstract]
Schedule of Basic and Diluted Loss Per Share
The calculation of basic and diluted loss per share for the years ended 31 December 2024, 2023, and 2022 is as follows (in thousands, except for share and per share amounts):

	2024	2023	2022
Earnings
Loss for the year	(231,864)	(551,731)	(513,580)
Number of shares
Weighted average number of ordinary shares outstanding	267,924,570	227,256,469	197,721,710
Basic and diluted loss per share	(0.87)	(2.43)	(2.60)